Floor Plans Notes Payable - Trade and Non -Trade (Details Textual)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Floor Plans Notes Payable - Trade and Non Trade (Textual) [Abstract]
Maturity period of floor plan arrangements outside the U.S. if not payable on demand	90 days or less
Floor plan borrowings interest rate including the effect of the interest rate swap	1.90%	2.60%	2.70%